Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary shares Class A CNY (¥) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class B CNY (¥) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Translation reserve CNY (¥)	Translation reserve USD ($)	Total U POWER LIMITED shareholders’ equity CNY (¥)	Total U POWER LIMITED shareholders’ equity USD ($)	Non- controlling interests CNY (¥)	Non- controlling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)					¥ 319,775		¥ (153,838)				¥ 165,937		¥ 39,078		¥ 205,015
Balance at Dec. 31, 2022					319,775		(153,838)				165,937		39,078		205,015
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	500,000	500,000
Consolidated net loss							(19,338)				(19,338)		(6,128)		(25,466)
Issuance of ordinary shares					159,625						159,625				159,625
Issuance of ordinary shares (in Shares) | shares	[1]	743,140	743,140	743,140
Capital contribution from non-controlling shareholders													5,000		5,000
Other comprehensive income									446		446				446
Balance at Dec. 31, 2023					479,400		(173,176)		446		306,670		37,950		344,620
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	1,243,140	1,243,140
Balance (in Dollars)					479,400		(173,176)		446		306,670		37,950		344,620
Consolidated net loss							(47,922)				(47,922)		(8,440)		(56,362)
Investment Refund					(16,108)						(16,108)				(16,108)
Issuance of ordinary shares					49,276						49,276				49,276
Issuance of ordinary shares (in Shares) | shares	[1]	1,546,860	1,546,860	588,188
Other comprehensive income									(446)		(446)				(446)
Balance at Dec. 31, 2024					512,568		(221,098)				291,470		29,510		320,980
Balance (in Shares) at Dec. 31, 2024 | shares	[1]	2,790,000	2,790,000	588,188
Balance (in Dollars)					512,568		(221,098)				291,470		29,510		320,980
Consolidated net loss							(68,720)				(68,720)		(11,758)		(80,478)	$ (11,449)
Issuance of ordinary shares					52,501						52,501				52,501
Issuance of ordinary shares (in Shares) | shares	[1]	1,593,296	1,593,296
Other comprehensive income									(4,231)		(4,231)				(4,231)
Balance at Dec. 31, 2025					565,069	$ 80,394	(289,818)	$ (41,233)	(4,231)	$ (4,231)	271,020	$ 38,559	17,752	$ 2,526	288,772	41,085
Balance (in Shares) at Dec. 31, 2025 | shares	[1]	4,383,296	4,383,296	588,188
Balance (in Dollars)					¥ 565,069	$ 80,394	¥ (289,818)	$ (41,233)	¥ (4,231)	$ (4,231)	¥ 271,020	$ 38,559	¥ 17,752	$ 2,526	¥ 288,772	$ 41,085

[1]	On March 25, 2024, the Company’s shareholders adopted an ordinary resolution to effect that every 100 ordinary shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one ordinary share with a par value of US$0.00001 each, which became effective on March 31, 2024. During fiscal year 2025, the Company issued an aggregate of 159,329,600 ordinary shares with a par value of US$0.0000001 each on a pre-consolidation basis, equivalent to 1,593,296 ordinary shares with a par value of US$0.00001 each on a post-consolidation basis. As of December 31, 2025, the Company had approximately 4,971,484 ordinary shares with a par value of US$0.00001 each issued and outstanding on a post-consolidation basis. This does not give effect to the 1-for-10 share consolidation effected on April 1, 2026.